INTEREST AND ACCRETION EXPENSE - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTEREST AND ACCRETION EXPENSE
Interest	$ 7,368	$ 32
Accretion	1,522	1,605
Interest and accretion expense	$ 8,890	$ 1,637